CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other income / (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Gain from investments in money market funds	$ 55.2	$ 0.8
Foreign currency exchange gain / (loss), net	27.2	(17.8)	$ (2.4)
Other income / (loss), net	(1.8)	(0.4)	(1.3)
Total other income / (loss), net	$ 80.6	$ (17.4)	$ (3.7)